Shareholder Fees {- Fidelity China Region Fund}	Dec. 30, 2021 USD ($)
10.31 Targeted International Funds Retail Combo PRO-21 | Fidelity China Region Fund
Shareholder Fees:
(fees paid directly from your investment)	none